FINANCIAL ASSETS AND LIABILITIES (Details Narrative) - USD ($) $ in Millions	8 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	May 28, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Fair Value of the Company's CB	$ 1,833	$ 1,833		$ 1,912
Hedges amounts		$ 46
Gain on comprehensive income to revenue	$ 15
Class 23 CB [Member]
IfrsStatementLineItems [Line Items]
Yield interest rate			8.00%